Income Tax Expense	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income Tax Expense
12	INCOME TAX EXPENSE

	2022	2021	2020
	RMB	RMB	RMB
Current taxes	63,328	33,822	14,922
Deferred taxes (Note 33)	(14,033)	9,685	7,666

	49,295	43,507	22,588

In accordance with the relevant PRC income tax rules and regulations, the PRC corporate income tax rate applicable to the Group is principally 25%. In accordance with the Circular jointly issued by the Ministry of Finance (“MOF”), the General Administration of Customs of the PRC and the State Administration of Taxation (“SAT”) on Issues Concerning Tax Policies for
In-depth
Implementation of Western Development Strategy (Cai Shui [2011] No.58) and the Notice on Continuing the Income Tax Policy for Western Development (Notice No.23 of 2020 of the MOF, the SAT, the NDRC), the corporate income tax for the enterprises engaging in the encouraged industries in the Western China Region is charged at a preferential corporate income tax rate of 15% from January 1, 2011 to December 31, 2030. Certain branches and subsidiaries of the Company in the Western China Region obtained the approval for the use of the preferential corporate income tax rate of 15%.

The tax on the Group’s profit before taxation differs from the theoretical amount that would arise using the corporate income tax rate in the PRC applicable to the Group as follows:

	2022	2021	2020
	RMB	RMB	RMB
Profit before income tax expense	213,277	158,203	56,073

Tax calculated at a tax rate of 25%	53,319	39,551	14,018
Tax return true-up	(910)	(256)	256
Effect of income taxes from international operations different from taxes at the PRC statutory tax rate	7,857	2,692	1,522
Effect of preferential tax rate	(14,197)	(8,603)	(1,312)
Tax effect of income not subject to tax	(7,347)	(10,305)	(3,612)
Tax effect of expenses not deductible for tax purposes	9,241	15,789	5,455
Tax effect of temporary differences and losses not recognized as deferred tax assets	1,332	4,639	6,261

Income tax expense	49,295	43,507	22,588